Significant Accounting Policies (Details) - Schedule of Remaining Performance Obligations $ in Thousands	Dec. 31, 2023 USD ($)
2024 [Member]
Schedule of Remaining Performance Obligations [Line Items]
Service contracts and software subscriptions	$ 2,885
2025 [Member]
Schedule of Remaining Performance Obligations [Line Items]
Service contracts and software subscriptions	97
2026 and thereafter [Member]
Schedule of Remaining Performance Obligations [Line Items]
Service contracts and software subscriptions	$ 18